Property and Equipment, net - Summary of components of Property and equipment,net (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 112,706	$ 94,618	$ 64,149
Accumulated depreciation	(49,646)	(37,661)	(19,073)
Property and equipment, net	63,060	56,957	45,076
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	30,972	31,654	21,850
Technology and computers [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	62,678	47,572	23,402
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	4,023	4,203	3,551
Construction in process [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	8,724	5,194	12,877
Other property and equipment [Member
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 6,309	$ 5,995	$ 2,469